PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 3,128	$ 3,769
Accumulated depreciation	2,689	3,381
Property and equipment, net	439	388
Depreciation cost	174	151	$ 190
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	2,561	2,906
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	195	498
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	13	13
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 359	$ 352